Board of Management and Supervisory Board Remuneration (Details Textual) (EUR €)	3 Months Ended		12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Short Term Incentive Plan [Member] Performance_Criteria	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2011 Other Members of Board of Management [Member] Short Term Incentive Plan [Member]	Dec. 31, 2011 Frits W. Frohlich [Member]	Dec. 31, 2011 Chief Executive Officer [Member] Short Term Incentive Plan [Member]	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 P.T.F.M. Wennink [Member]	Dec. 31, 2010 P.T.F.M. Wennink [Member]	Dec. 31, 2011 M.A. van den Brink [Member]	Dec. 31, 2010 M.A. van den Brink [Member]	Dec. 31, 2011 F.J. van Hout [Member]	Dec. 31, 2011 F.J.M. Schneider Maunoury [Member]	Dec. 31, 2011 Vice Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Lock up period shares Board of Management			2 years
Number of performance criteria for short term incentive plan				6
Payout level based on performance evaluation				99.40%
Weighting of the five quantitative criteria				80.00%
Weighting of sixth performance criteria based on qualitative objectives				20.00%
On target level performance related to short term incentive as percentage of base salary						60.00%		75.00%
Maximum value of performance shares award to Board of Management as a percentage of base salary			146.25%
Measurement period long term incentive			three calendar years
Percentage target ROAIC position compare to peer group, weighted					80.00%
Qualitative target to keep performing high standards, weighted					20.00%
Fixed period for performance shares to be awarded					2 years
On target level of performance related long term incentive as percentage of the base salary					80.00%
Amount of adjustment in board of management performance share									€ (148,040)	€ (296,287)	€ (91,645)	€ (183,612)	€ (97,281)	€ (191,972)
Additional remuneration vice chairman supervisory board							3,750										5,000
Period for appointments of members of board of management									4 years		indefinite		indefinite		4 years	4 years
Reappointment period of members of board of management									4 years						4 years	4 years
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Cumulative income from operations required to pay out STI	100,000,000	100,000,000
Period for retention of options by Board of Management			2 years
Net cost allowance paid to member's of Supervisory Board, except Chairman of the Supervisory Board			1,800
Net cost allowance paid to Chairman of the Supervisory Board			2,400
Period for notice of termination from the date on which change of control occurs			12 months
Additional compensation for one U.S. member to fulfill certain obligations towards the U.S. government			€ 10,000
Period in which cost of shares awards are charged to the consolidated statement of operations			3 years
Percent of employee contribution in pension plan of pension base			4.00%